Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowances	$ 645	$ 641
Series preferred stock, par value	$ 0.10	$ 0.10
Series preferred stock, issued
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	2,967,610,119	2,967,610,119